EQUITY COMPONENTS (Tables)	12 Months Ended
Dec. 31, 2021
Equity Components
Schedule of earnings (loss) per share

The calculation of diluted earnings per share does not entail a conversion, the exercise or another issuance of shares which may have an anti-dilutive effect on the losses per share, or where the option exercise price is higher than the average price of ordinary shares during the period, no dilutive effect is recorded, being the diluted earnings per share equal to the basic. As of December 31, 2021, 2020 and 2019, the Company does not hold any significant potential dilutive shares, therefore there are no differences with the basic earning per share.

	12.31.2021	12.31.2020	12.31.2019
Earning for continuing operations attributable to the equity holders of the Company	312	132	594
Weighted average amount of outstanding shares	1,405	1,572	1,799
Basic and diluted earnings per share from continued operations	0.22	0.08	0.33

(Loss) Earning for discontinued operations attributable to the equity holders of the Company	(39)	(499)	98
Weighted average amount of outstanding shares	1,405	1,572	1,799
Basic and diluted (loss) earning per share from discontinued operations	(0.03)	(0.32)	0.05

Earning (Loss) attributable to the equity holders of the Company	273	(367)	692
Weighted average amount of outstanding shares	1,405	1,572	1,799
Basic and diluted earnings (losses) per share	0.19	(0.23)	0.38